Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 1,627,877	$ 2,570,409
Due from related party	7,960	7,960
Prepaid expenses	272,546	746,720
Total current assets	1,908,383	3,325,089
Investments held in Trust Account	349,942,773	345,044,341
Total Assets	351,851,156	348,369,430
Current liabilities:
Accounts payable	31,780	143,405
Accrued expenses	4,986,852	375,918
Total current liabilities	5,018,632	519,323
Deferred underwriting commissions in connection with the initial public offering	11,721,500	11,721,500
Derivative warrant liabilities	24,832,440	30,077,750
Total liabilities	41,572,572	42,318,573
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 34,500,000 shares issued and outstanding at redemption value of approximately $10.14 and $10.00 per share as of December 31, 2022 and 2021, respectively	349,816,773	345,000,000
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued or outstanding as of December 31, 2022 and 2021
Class A ordinary shares, $0.0001 par value; 300,000,000 shares authorized; 2,500 shares issued and outstanding as of December 31, 2022 and 2021
Class B ordinary shares, $0.0001 par value; 30,000,000 shares authorized; 8,625,000 shares issued and outstanding as of December 31, 2022 and 2021	863	863
Additional paid-in capital
Accumulated deficit	(39,310,765)	(38,559,114)
Total Rice Acquisition Corp. II deficit	(39,309,902)	(38,558,251)
Non-controlling interest in subsidiary	(228,287)	(390,892)
Total shareholders’ deficit	(39,538,189)	(38,949,143)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$ 351,851,156	$ 348,369,430